Initial Public Offering (Details) - Panacea Acquisition Corp - $ / shares		8 Months Ended
	Jul. 06, 2020	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Additional purchase units		1,875,000
Per share price (in Dollars per share)		$ 10.00
Description of public warrant		Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares	14,375,000	14,375,000